Right-of-Use Asset	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Blade Urban Air Mobility [Member]
Right-of-Use Asset

Note 5 – Right-of-Use Asset and Operating Lease Liability

The Company has entered into operating leases consisting principally of its airport terminals.

For contracts entered into by the Company, at the inception of a contract, the Company will assess whether the contract is, or contains, a lease. The Company’s assessment is based on: (i) whether the contract involves the use of a distinct identified asset, (ii) whether the Company obtained the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether the Company has the right to direct the use of the asset.

The Company generally uses its incremental borrowing rate as the discount rate for leases, unless an interest rate is implicitly stated in the lease. The Company’s incremental borrowing rate used for all leases under ASC 842 was 5.00%, the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The lease term for the Company’s leases include the noncancellable period of the lease plus any additional periods covered by either a Company option to extend the lease that the Company is reasonably certain to exercise, or an option to extend the lease controlled by the lessor. ROU assets, once recorded, are reviewed for impairment.

Lease expense for operating leases consist of the lease payments plus any initial direct costs and is recognized on a straight-line basis over the lease term.

Balance sheet information related to the Company’s leases is presented below:

	As of
	March	September 30,
Operating leases:	31, 2021	2020
Operating right-of-use asset	$569	$737
Operating lease liability, current	394	430
Operating lease liability, long term	125	291

The following provides details of the Company’s lease expense:

	For the Three Months Ended March 31,		For the Six Months Ended March 31,
Lease cost	2021	2020	2021	2020
Short-term lease cost	$12	$8	$52	$30
Operating lease cost	115	138	227	182
Total	$127	$146	$279	$212

Other information related to leases is presented below:

	As of March 31,	As of September 30,
	2021	2020
Weighted-average discount rate – operating lease	5.00%	5.00%
Weighted-average remaining lease term – operating lease (in months)	16	21

As of March 31, 2021, the expected annual minimum lease payments of the Company’s operating lease liabilities and other short-term leases were as follows:

For the Years Ended September 30,
2021 (six months)	$233
2022	270
2023	36
Total future minimum lease payments, undiscounted	539
Less: Imputed interest for leases in excess of one year	20
Present value of future minimum lease payments	$519
Present value of future minimum lease payments - current	$394
Present value of future minimum lease payments - non-current	$125

Note 6 — Right-of-Use Asset

The Company has entered into operating leases consisting principally of its airport terminals. On October 1, 2018 (“Effective Date”), the Company adopted ASC Topic 842, Leases (“ASC 842”), which increases transparency and comparability by recognizing a lessee’s rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance requires the recognition of the right-of-use (“ROU”) assets and related operating lease liabilities on the balance sheet. The Company adopted the new guidance using the modified retrospective approach on October 1, 2018.

The Company adopted ASC 842 on October 1, 2018. At the date of implementation, there were no leases in place which qualified for accounting under ASC 842. During the year ended September 30, 2019, the Company entered into new leases which qualified for recognition of ROU assets and related operating lease liabilities.

For contracts entered into on or after the Effective Date, at the inception of a contract, the Company will assess whether the contract is, or contains, a lease. The Company’s assessment is based on: (i) whether the contract involves the use of a distinct identified asset, (ii) whether the Company obtained the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether the Company has the right to direct the use of the asset. Leases entered into prior to October 1, 2018, which were accounted for under ASC 840, Leases, were not reassessed for classification.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments. The Company generally uses its incremental borrowing rate as the discount rate for leases, unless an interest rate is implicitly stated in the lease. The Company’s incremental borrowing rate used for all leases under ASC 842 was 5.00%, the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The lease term for the Company’s leases include the noncancellable period of the lease plus any additional periods covered by either a Company option to extend the lease that the Company is reasonably certain to exercise, or an  option to extend the lease controlled by the lessor. ROU assets, once recorded, are reviewed for impairment.

Lease expense for operating leases consist of the lease payments plus any initial direct costs and is recognized on a straight-line basis over the lease term.

Balance sheet information related to the Company’s leases is presented below:

		As of
	Balance Sheet	September 30,	September 30,
	Location	2020	2019
Operating leases:
Right-of-use asset	Operating Right-of-use asset	$737	$397
Operating lease liability, current	Operating lease liability, current	430	195
Operating lease liability, long term	Operating lease Liability, long term	291	175

The following provides details of the Company’s lease expense:

	Year Ended	Year Ended
	September 30, 2020	September 30, 2019
Lease cost
Short-term lease cost	$60	$340
Operating lease cost	421	109
Total	$481	$449

Other information related to leases is presented below:

As of September 30,
2020
Other information
Weighted-average discount rate – operating lease	5.00%
Weighted-average remaining lease term – operating lease (in months)	21

As of September 30, 2020, the expected annual minimum lease payments of the Company’s operating lease liabilities and other short-term leases were as follows:

For Years September 30,
2021	$455
2022	264
2023	36
Total future minimum lease payments, undiscounted	755
Less: Imputed interest for leases in excess of one year	34
Present value of future minimum lease payments	$721
Present value of future minimum lease payments – current	$430
Present value of future minimum lease payments, non-current	$291